Segment Reporting - Additional Information (Detail) € in Thousands		6 Months Ended	12 Months Ended
		Jun. 30, 2018 EUR (€)	Dec. 31, 2015 Segment
Disclosure of operating segments [line items]
Number of operating segments | Segment			2
Revenue	[1]	€ 2,518
Cardiology [member]
Disclosure of operating segments [line items]
Revenue		2,399
Cardiology [member] | Mesoblast licence agreement [member]
Disclosure of operating segments [line items]
Revenue		€ 2,400

[1]	The interim condensed financial statements are unaudited financial statements